Expense Example, No Redemption - Allspring Emerging Markets Equity Advantage Fund - (Allspring Emerging Markets Equity Advantage Fund - Classes A, C, R6, Administrator & Institutional) - Class C	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 221
Expense Example, No Redemption, 3 Years	719
Expense Example, No Redemption, 5 Years	1,244
Expense Example, No Redemption, 10 Years	$ 2,682